Earnings Per Share - Computation of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income		$ 81.8	$ 22.2	$ 19.6
Weighted average common shares outstanding	[1]	68,912	61,859	61,847
Basic earnings per share	[1]	$ 1.19	$ 0.36	$ 0.32
Net income		$ 81.8	$ 22.2	$ 19.6
Basic weighted average common shares outstanding	[1]	68,912	61,859	61,847
Diluted effect of stock options		3,204	1,435	669
Diluted weighted average common shares outstanding	[1]	72,116	63,294	62,516
Diluted earnings per share	[1]	$ 1.13	$ 0.35	$ 0.31
Anti-dilutive shares excluded from diluted earnings per share calculation		63	1,691	3,666

[1]	Adjusted to reflect the 125-for-one stock split. See Note 10.